Label	Element	Value
Health Sciences Portfolio | Health Sciences Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Health Sciences Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 54% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	54.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The sub-adviser considers companies in the “health sciences sector” to include issuers within the Health Care sector, which is comprised of the health sciences industry and groups of health sciences-related industries, including health care equipment and supplies, health care providers and services, biotechnology, health care technology, life sciences tools & services and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.
The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest without limit in foreign denominated securities of companies located in foreign countries, including emerging market countries. The Fund may also invest in foreign currency forward commitments, which are purchased or sold to hedge against currency fluctuations.
The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns and promising growth and value prospects. The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare both to the returns of:•a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) and thus may not necessarily represent the Fund’s principal investment strategies; and•a health sector equity market index that the Investment Adviser considers to be more representative of the health sector equity markets and the Fund’s principal investment strategies, and the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.47%; Q1 2020: (11.77%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.77%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2025)
Health Sciences Portfolio | Health Sciences Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Health Sciences Portfolio | Health Sciences Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Health Sciences Portfolio | Health Sciences Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
Health Sciences Portfolio | Health Sciences Portfolio | Health Sciences Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Health Sciences Sector Risk: Health Sciences companies may be significantly impacted by scientific or technological developments and their products may quickly become obsolete.
Many health sciences companies are smaller and less seasoned than companies in other sectors and are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. Many health sciences companies are subject to extensive litigation based on product liability and similar claims. Also, many health sciences companies offer products and services that are subject to government regulation and so may be adversely affected by changes in governmental policies or laws.

Health Sciences Portfolio | Health Sciences Portfolio | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

Health Sciences Portfolio | Health Sciences Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

Health Sciences Portfolio | Health Sciences Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

Health Sciences Portfolio | Health Sciences Portfolio | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk: A decline in the value of a foreign (non-U.S.) currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

Health Sciences Portfolio | Health Sciences Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk: The use of forward commitments (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, and legal risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

Health Sciences Portfolio | Health Sciences Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

Health Sciences Portfolio | Health Sciences Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

Health Sciences Portfolio | Health Sciences Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

Health Sciences Portfolio | Health Sciences Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leverage Risk: The Fund may invest in forward commitments as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

Health Sciences Portfolio | Health Sciences Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

Health Sciences Portfolio | Health Sciences Portfolio | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

Health Sciences Portfolio | Health Sciences Portfolio | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

Health Sciences Portfolio | Health Sciences Portfolio | Value Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Health Sciences Portfolio | Health Sciences Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Health Sciences Portfolio | Health Sciences Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

Health Sciences Portfolio | Health Sciences Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,398
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,398
Health Sciences Portfolio | Health Sciences Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,166
Health Sciences Portfolio | Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.54%
Health Sciences Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Health Sciences Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(5.97%)
Annual Return [Percent]	oef_AnnlRtrPct	23.97%
Annual Return [Percent]	oef_AnnlRtrPct	7.90%
Annual Return [Percent]	oef_AnnlRtrPct	25.77%
Annual Return [Percent]	oef_AnnlRtrPct	18.79%
Annual Return [Percent]	oef_AnnlRtrPct	12.38%
Annual Return [Percent]	oef_AnnlRtrPct	(5.80%)
Annual Return [Percent]	oef_AnnlRtrPct	3.42%
Annual Return [Percent]	oef_AnnlRtrPct	4.04%
Annual Return [Percent]	oef_AnnlRtrPct	16.29%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class I (incepted January 2, 2001)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.55%
Performance Inception Date	oef_PerfInceptionDate	Jan. 02, 2001
Health Sciences Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted May 2, 2011)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.77%
Performance Inception Date	oef_PerfInceptionDate	May 02, 2011